IDENTIFIED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIED INTANGIBLE ASSETS, NET
IDENTIFIED INTANGIBLE ASSETS, NET
Identified intangible assets, net, consisted of rental and antennae leases and leasing commissions. The value of the acquired in-place leases totaled $6.8 million and $797,000 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $5.1 million and $521,000, respectively.  The weighted-average remaining life of the rental leases is seven months and one month as of December 31, 2012 and 2011, respectively.  The value of leasing commissions totaled $306,000 and $0 respectively, net of accumulated amortization of $306,000 and $0, respectively.  Expected amortization for the antennae leases at the Vista Apartment Homes, an apartment community owned by the Company and located in Philadelphia, Pennsylvania, is $16,000 annually through 2025.  Amortization of the rental and antennae leases for the years ended December 31, 2012 and 2011 was $4.5 million and $388,000, respectively.
Expected amortization for the rental and antennae leases for the next five years ending December 31, and thereafter, is as follows (in thousands):

2013	$1,447
2014	16
2015	16
2016	16
2017	16
Thereafter	130
$1,641